Stock-Based Compensation (Tables)	12 Months Ended
Apr. 30, 2011
Stock-based Compensation [Abstract]
Summary of stock options and SSARs granted under the plan

			Weighted
	Number of	Weighted	Average
	Underlying	Average	Remaining
	Shares	Exercise Price	Contractual	Aggregate
	(in thousands)	per Award	Term (years)	Intrinsic Value
Outstanding at May 1, 2010	4,051	$41.31
Granted	415	61.24
Exercised	(738)	30.26
Forfeited or expired	(22)	49.52

Outstanding at April 30, 2011	3,706	$45.69	5.0	$97

Exercisable at April 30, 2011	2,470	$41.77	3.6	$74

Assumptions used for fair value estimation

	2009	2010	2011
Risk-free interest rate	3.5%	3.0%	2.1%
Expected volatility	18.1%	22.6%	23.7%
Expected dividend yield	1.8%	1.9%	1.9%
Expected life (years)	6	6	6

Summary of changes in outstanding RSUs and restricted stock

	Number of
	Underlying Shares	Weighted Average
	(in thousands)	Fair Value at Grant Date
Outstanding at May 1, 2010	176	$50.59
Granted	28	61.14
Vested	(122)	51.21

Outstanding at April 30, 2011	82	$53.28